Earnings Per Share (Computation Of Ordinary Shares Outstanding, Excluding Unvested Restricted Stock) (Details) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Ordinary share capital, shares issued	187,847,345	203,411,207	212,318,291
Treasury stock, shares	(11,600,191)	(3,069,003)
Ordinary shares outstanding	176,247,154	200,342,204	212,318,291
Unvested restricted stock	(3,426,810)	(3,030,724)	(232,140)
Ordinary shares outstanding, excluding unvested restricted stock	172,820,344	197,311,480	212,086,151